Commitments and Contingency (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under operating lease agreements
Amount
Twelve months ending December 31,

2020	$42,353
2021	32,314
2022	17,234
2023	15,271
$107,172